Note 30 - Related Parties (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities, determinate number of years for severance pay	2
Expense from cash-settled share-based payment transactions included in production costs	$ 311
Contingent liability arising from termination [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 5,015	$ 4,646	$ 3,578